Total
Milliman Community Growth Fund
Fund Summary: Milliman Community Growth Fund
Investment Objective
The Fund’s primary investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.
As a secondary objective, the Fund seeks to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Milliman Community Growth Fund Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.46%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[3]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Milliman Community Growth Fund | Class 3 | USD ($)	101	379

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2022, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds. The Fund seeks to achieve its secondary investment objective by investing in call options and put options (as described further below). In seeking to achieve these investment objectives, Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will manage the Fund’s investments to seek to produce stable returns over a long time horizon.

Milliman currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated below investment grade (commonly referred to as "junk bonds") – that is, within the BB range (BB- through BB+) by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba range (Ba3 through Ba1) by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

The Fund’s income-producing investments can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Milliman will purchase call options on domestic large capitalization stock market indices (or exchange-traded funds (“ETFs”) representing those indices) to seek long-term growth of capital. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” Milliman will typically purchase call options on behalf of the Fund in anticipation of an increase in value of the stock market indices or ETFs underlying those options contracts because owning the options allows the Fund to participate in price increases of the underlying stock market indices or ETFs on a more limited risk basis than if the Fund purchased an investment tracking those stock market indices or an ETF directly. This is because the Fund’s downside risk on a purchased call option is limited to the cost of the premium paid to the option’s seller, whereas the Fund could theoretically lose the entire value of its investment if it purchased an investment tracking the stock market index or an ETF directly.

Milliman will purchase put options on domestic large capitalization stock market indices or ETFs representing those indices in an effort to hedge downside equity exposure. Milliman uses put options to seek to hedge the Fund’s equity exposure from significant stock market declines, which could occur rapidly and disproportionally could impact various economic sectors, especially during periods of very high financial stress. Purchasing put options will allow the Fund to recognize a net profit on a particular option when the value of the stock market index or ETF underlying that put option falls below the strike price of that put option. In addition, Milliman may use a variety of financial futures, options, and swaps, which may include total return swaps, to implement the Fund’s strategy to hedge its equity exposure based on financial market conditions at any specific point in time.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Milliman Community Growth Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Milliman Community Growth Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Milliman Community Growth Fund | Fluctuation of Income Risk [Member]

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Milliman Community Growth Fund | Growth-Oriented Investments Risk [Member]

Growth-Oriented Investments Risk. Growth-oriented investments may experience larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of investments representative of smaller capitalization companies. Further, the Fund’s investments in growth-oriented investments are based upon the methods and analyses, including models, tools and data, employed by Milliman in determining investments that it believes are “growth” investments. The Fund is subject to the risk that such methods and analyses may not produce the desired results.

Milliman Community Growth Fund | Debt Securities Risk [Member]

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Milliman Community Growth Fund | High Yield Debt Obligations [Member]

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Milliman Community Growth Fund | Hedging Strategy Risk [Member]

Hedging Strategy Risk. Milliman cannot offer assurances that the hedging strategy will achieve the intended results, or that the hedging strategy will be employed in a manner, or at the same level as, an individual investor may deem appropriate. While Milliman currently anticipates that the hedging strategy will provide a hedge as described above, there is no guarantee that a particular hedge will be achieved. There may also be imperfect or even negative correlation between the prices of the derivative instruments in which the Fund transacts and the prices of the indices or ETFs that the Fund seeks to hedge. For example, utilizing derivative instruments may not provide an effective hedge because changes in those instruments’ prices may not track those of the indices or ETFs they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the derivatives markets, on the other, that could result in an imperfect correlation between those markets, causing the hedging strategy not to work as intended. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for the derivative instruments, including technical influences in their trading, and differences between the indices or ETFs being hedged and the indices and ETFs underlying the derivative instruments. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends. In addition, the Fund’s investment in derivative instruments and their resulting costs could limit the Fund’s gains in rising markets relative to those of unhedged funds in general. Investment in a fund that utilizes a hedging strategy may not be appropriate for every investor seeking a particular risk profile.

Milliman Community Growth Fund | Derivatives Risk [Member]

Derivatives Risk. The use of derivatives, including options contracts, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. In addition, certain of the Fund’s options positions may expire worthless. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility. The counterparty to a derivative transaction (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. Because over-the-counter (“OTC”) options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

Milliman Community Growth Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Milliman Community Growth Fund | Sovereign Debt Obligations Risk [Member]

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Milliman Community Growth Fund | Emerging Markets Securities Risk [Member]

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Milliman Community Growth Fund | Geographic Exposure Risk [Member]

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Milliman Community Growth Fund | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Community Growth Fund | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Community Growth Fund | Market Risk [Member]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Community Growth Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman Community Growth Fund | Large Shareholder Risk [Member]

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.

Milliman Community Income Fund
Fund Summary: Milliman Community Income Fund
Investment Objective
The Fund’s investment objective is to generate income to facilitate consistent withdrawals over an extended period of time.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Milliman Community Income Fund Class 3
Management Fees	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.46%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2025 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board.
[3]	The Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.74% of the Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement and Fee Waiver remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Milliman Community Income Fund | Class 3 | USD ($)	101	379

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of the fiscal year ended December 31, 2022, no portfolio turnover information is available at this time.

Principal Investment Strategies

The Fund seeks to achieve its primary investment objective by investing its assets in income-producing investments, primarily bonds. Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”) currently anticipates that, under normal market conditions, a majority of the Fund’s income-producing investments will be rated below investment grade (commonly referred to as "junk bonds") – that is, within the BB range (BB- through BB+) by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Ba range (Ba3 through Ba1) by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), each at the time of investment. Milliman will continue to hold an income producing investment for the Fund notwithstanding any subsequent change to its credit rating. Accordingly, at any specific point in time, the actual credit rating profile of the Fund will vary based on market conditions and may be either higher or lower. Investments are considered to be below investment grade if they are rated BB+ or lower by S&P or Fitch or Ba1 or lower by Moody’s or an equivalent rating by another NRSRO at the time of investment or, if not rated, determined by Milliman to be of comparable quality. Milliman will make decisions on the credit quality of the Fund’s income-producing investments based on the aggregate income yield of the Fund’s portfolio relative to the potential for default of the specific investments included in, or proposed to be included in, the Fund’s portfolio.

The Fund’s income-producing investments can be issued by corporate or government issuers, including their subdivisions, agencies or instrumentalities, and supranational entities, located in the U.S. or non-U.S. countries, including those in emerging markets. In addition, the Fund has no set policy regarding portfolio maturity or duration of the income-producing investments in which it may invest.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

As of the date of this Prospectus, the Fund is new and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.

Milliman Community Income Fund | Risk Lose Money [Member]
You could lose money by investing in the Fund
Milliman Community Income Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman Community Income Fund | Fluctuation of Income Risk [Member]

Fluctuation of Income Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, may make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received from the Fund’s portfolio investments, which could result in the Fund returning a lesser (or greater) amount of income than would otherwise be the case.

Milliman Community Income Fund | Debt Securities Risk [Member]

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s net asset value ("NAV") to be reduced and fluctuate more than other types of investments. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules and also for those with longer maturities.

Milliman Community Income Fund | High Yield Debt Obligations [Member]

High Yield Debt Obligations Risk. The capacity of high yield debt obligations (i.e., junk bonds) to pay interest and repay principal is considered speculative and are subject to greater risks than higher-rated debt securities. The prices of, and yields on, junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. If a junk bond issuer defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and the Fund may have difficulty selling certain junk bonds at the desired time or price. The lack of a liquid secondary market may also make it more difficult for the Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Milliman Community Income Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Non-U.S. securities may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of non-U.S. securities may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Milliman Community Income Fund | Sovereign Debt Obligations Risk [Member]

Sovereign Debt Obligations Risk.  Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. The issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Milliman Community Income Fund | Emerging Markets Securities Risk [Member]

Emerging Markets Securities Risk. Having exposure to emerging markets securities may involve risks in addition to and greater than those generally associated with exposure to the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to shareholders in emerging markets securities. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s NAV. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Milliman Community Income Fund | Geographic Exposure Risk [Member]

Geographic Exposure Risk. A natural disaster could occur in a geographic region or country in which the Fund has exposure, which could adversely affect the economy or the business operations of companies in the specific geographic region or country, causing an adverse impact on the Fund’s performance.

Milliman Community Income Fund | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Community Income Fund | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Community Income Fund | Market Risk [Member]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of an options contract or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Community Income Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman Community Income Fund | Large Shareholder Risk [Member]

Large Shareholder Risk. At times, the Fund may experience adverse effects when certain large shareholders, including insurance company separate accounts, redeem large amounts of Shares. Large redemptions may cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio. A large redemption could be detrimental to the Fund and its remaining shareholders.